Shareholders of Global Blue Group Holding AG (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Shareholders Of Global Blue Group AG [Abstract]
Disclosure of Composition of Shareholding

	For the financial year ended March 31
	2022			2021			2020
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at April 1	187,534,962	23,717,989	211,252,951	40,000,000	—	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	—	—	—	127,824,796	23,717,989	151,542,785	—
Issuance of share capital	—	—	—	5,929,477	—	5,929,477	—
Conversion of preference shares into ordinary shares	—	—	—	—	(5,929,477)	(5,929,477)	—
Assign the preference shares to ListCo.	—	—	—	—	5,929,477	5,929,477	—
Issuance of share capital (February 2021)	—	—	—	7,000,000	—	7,000,000	—
Issuance of share capital (March 2021)	—	—	—	6,666,665	—	6,666,665	—
Issuance of share capital (September 2021)	5,000,000	—	5,000,000	—	—	—	—
Exercises of warrants	—	—	—	114,024	—	114,024	—
Cancellation of preference shares	—	(5,929,477)	(5,929,477)	—	—	—	—
Closing balance at March 31	192,534,962	17,788,512	210,323,474	187,534,962	23,717,989	211,252,951	40,000,000

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,198,164	878,652	10,076,816	5.1%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.9%	20,969,283
Total excl. GB Group	180,626,224	17,788,276	198,414,500	100.1%	30,735,950
GB Group	11,908,738	236	11,908,974		—
Total incl. GB Group	192,534,962	17,788,512	210,323,474		30,735,950
(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group

	Shareholders of Global Blue Group Holding AG
	March 31, 2021
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.1%	516,317
Other Shareholders	20,468,205	—	20,468,205	10.2%	20,969,283
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950
GB Group	7,000,000	5,929,477	12,929,477		—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950
(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group
As of August 28, 2020 a capital reorganization took place within the Group. A new holding company - Global Blue Group Holding AG - was incorporated in December 2019 and became the ultimate parent of the Group. During the reorganization additional shares were issued with the increase of the share premium. Please refer to Note 23 for details.

	Shareholders of Global Blue Group Holding AG
	March 31, 2020
	Ordinary shares	Ownership
Global Blue Holding LP	40,000,000	100.0%
Total excl. GB Group	40,000,000	100.0%
GB Group	—
Total incl. GB Group	40,000,000